8. Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 1
Tax expense at statutory rate (34%)									$ 4,833	$ 3,991	$ 4,329
Differences:
State income tax, net of federal income tax effect									307	339	494
Tax exempt interest income									(1,594)	(1,681)	(1,682)
Increase in cash surrender value of life insurance									(136)	(138)	(143)
Nondeductible interest and other expense									46	78	103
Impact of Tax Cuts and Jobs Act									588	0	0
Other									(97)	(28)	(1)
Total income tax	$ 1,319	$ 1,177	$ 925	$ 578	$ (34)	$ 872	$ 1,032	$ 691	$ 3,947	$ 2,561	$ 3,100